CONSOLIDATED STATEMENTS OF CHANGES IN (INVESTED DEFICIT)/SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0